Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Lives	Property, plant and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis.
Category	Estimated useful life
Buildings	13 – 30 years
Mechanical equipment	3 – 20 years
Motor vehicles	10 years

Schedule of Estimated Useful Lives of Amortized Intangible Assets	The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.
Category	Estimated useful life
Purchased software	3 – 5 years
Patent	5 – 10 years

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2023 and 2024:

	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short term investments:

Investment in marketable equity security (i)	1,224	—	—	1,224
	1,224	—	—	1,224

	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short term investments:
Investment in marketable equity security (i)	1,334	—	—	1,334
Derivative assets
Foreign currency swap contracts (ii)	—	95	—	95
Interest rate swap contracts (ii)	—	4	—	4
	1,334	99	—	1,433

(i)	The Company had investment in common shares in Jiangxi Zhengbang Technology Co., Ltd. (“Zhengbang”), which is a public company listed on A shares of China. The investment in Zhengbang with readily determinable fair value is measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

(ii)	The Company entered into foreign currency swap contracts and cross-currency interest rate swap contract on November 28, 2024 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.047840 with the notional amount of RMB20,222 and (ii) exchange the monthly floating rate interest payment denominated in JPY (see Note 10 for a fixed rate of 3.15% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts will be terminated on November 24, 2025 and November 25, 2025, respectively. The Company determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the consolidated statements of income and comprehensive income as other income.